Goodwill	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
11. Goodwill
Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The goodwill impairment process requires a comparison of the estimated fair value of a reporting unit to its carrying value. The Company tests goodwill for impairment by either performing a qualitative assessment or a two-step quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a two-step quantitative impairment test. In performing the two-step quantitative impairment test, the Company may use a market multiple valuation approach and a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units’ fair values.
The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, control premium, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.
When testing goodwill for impairment, the Company also considers its market capitalization in relation to the aggregate estimated fair value of its reporting units. The Company applies significant judgment when determining the estimated fair value of the Company’s reporting units and when assessing the relationship of market capitalization to the aggregate estimated fair value of its reporting units.
The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management’s reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company’s reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company’s results of operations or financial position.
For the 2015 annual goodwill impairment tests, the Company utilized the qualitative assessment for four of its six previously defined reporting units and determined it was not more likely than not that the fair value of any of the reporting units tested using the qualitative assessment was less than its carrying amount and, therefore no further testing was needed for these reporting units. The Company prepared a quantitative impairment test for the remaining two reporting units, using both the market multiple and discounted cash flow valuation approaches. The Company determined that the fair values of these reporting units were in excess of their carrying values and, therefore goodwill was not impaired.
In anticipation of the Separation, in the third quarter of 2016, MetLife reorganized its businesses into six segments: U.S.; Asia; Latin America; EMEA; MetLife Holdings; and Brighthouse Financial. In connection with the reorganization, MetLife realigned certain businesses among its existing and new segments. As a result, the Company reallocated goodwill based on the relative fair values of the reporting units within such segments for the third quarter of 2016.
Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

	U.S.	Asia (1)	Latin America	EMEA	MetLife Holdings (2)	Brighthouse Financial (2)	Corporate & Other	Total
	(In millions)
Balance at January 1, 2013
Goodwill	$1,451	$5,387	$527	$1,339	$1,567	$1,508	$107	$11,886
Accumulated impairment	—	—	—	—	(680)	(1,188)	(65)	(1,933)
Total goodwill, net	1,451	5,387	527	1,339	887	320	42	9,953
Acquisitions (3)	—	—	1,140	1	—	—	—	1,141
Dispositions	—	—	—	(8)	—	—	—	(8)
Reduction of goodwill (4)	—	—	—	—	—	—	(65)	(65)
Reduction of accumulated impairment (4)	—	—	—	—	—	—	65	65
Effect of foreign currency translation and other	—	(489)	(79)	24	—	—	—	(544)
Balance at December 31, 2013
Goodwill	1,451	4,898	1,588	1,356	1,567	1,508	42	12,410
Accumulated impairment	—	—	—	—	(680)	(1,188)	—	(1,868)
Total goodwill, net	1,451	4,898	1,588	1,356	887	320	42	10,542
Dispositions (5)	—	(3)	—	(7)	—	(60)	—	(70)
Effect of foreign currency translation and other	—	(280)	(203)	(117)	—	—	—	(600)
Balance at December 31, 2014
Goodwill	1,451	4,615	1,385	1,232	1,567	1,448	42	11,740
Accumulated impairment	—	—	—	—	(680)	(1,188)	—	(1,868)
Total goodwill, net	1,451	4,615	1,385	1,232	887	260	42	9,872
Effect of foreign currency translation and other	—	(107)	(199)	(89)	—	—	—	(395)
Balance at December 31, 2015
Goodwill	1,451	4,508	1,186	1,143	1,567	1,448	42	11,345
Accumulated impairment	—	—	—	—	(680)	(1,188)	—	(1,868)
Total goodwill, net	$1,451	$4,508	$1,186	$1,143	$887	$260	$42	$9,477
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(1)	Includes goodwill of $4.3 billion, $4.4 billion and $4.7 billion from the Japan operations at December 31, 2015, 2014 and 2013, respectively.

(2)
The $680 million and $1.2 billion accumulated impairment in the MetLife Holdings and Brighthouse Financial segments, respectively, relates to the retail annuities business, which was impaired in 2012 and includes the allocated goodwill from Corporate & Other. This accumulated impairment balance was allocated between the two segments based on estimated fair value.

(3)	See Note 3 for a discussion of the acquisition of ProVida, which is included in the Latin America segment.

(4)
In connection with exiting the businesses of MetLife Bank, National Association (“MetLife Bank”), goodwill and the related accumulated impairment were reduced by $65 million for the year ended December 31, 2013.

(5)	In connection with the sale of MAL, goodwill in the run-off reporting unit within the Brighthouse Financial segment was reduced by $60 million during the year ended December 31, 2014. See Note 3.